                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07529
                                                      ---------

                         Asian Small Companies Portfolio
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------

                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

ASIAN SMALL COMPANIES PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.6%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUSTRALIA -- 1.8%

MINING -- 0.7%

Sally Malay Mining Ltd.(1)                          1,434,971   $     896,793
-----------------------------------------------------------------------------
                                                                $     896,793
-----------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 0.6%

Novus Petroleum Ltd.(1)                               609,600   $     841,903
-----------------------------------------------------------------------------
                                                                $     841,903
-----------------------------------------------------------------------------

WEB PORTALS / ISP -- 0.5%

Unwired Group Ltd.(1)                               1,183,384   $     730,432
-----------------------------------------------------------------------------
                                                                $     730,432
-----------------------------------------------------------------------------

TOTAL AUSTRALIA
   (IDENTIFIED COST $1,527,484)                                 $   2,469,128
-----------------------------------------------------------------------------

HONG KONG -- 8.7%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.5%

Singamas Container Holdings Ltd.                    1,260,000   $     683,916
-----------------------------------------------------------------------------
                                                                $     683,916
-----------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.2%

Kwang Sung Electronics HK Co., Ltd.(1)              2,886,000   $     652,551
QPL International Holdings, Ltd.(1)                 3,000,000       1,079,157
-----------------------------------------------------------------------------
                                                                $   1,731,708
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 0.8%

Harbin Brewery Group Ltd.                           2,392,000   $   1,083,243
-----------------------------------------------------------------------------
                                                                $   1,083,243
-----------------------------------------------------------------------------

HOTELS AND MOTELS -- 0.8%

Shangri-La Asia Ltd.                                1,170,000   $   1,097,272
-----------------------------------------------------------------------------
                                                                $   1,097,272
-----------------------------------------------------------------------------

INSURANCE -- 1.6%

China Insurance International Holdings Co., Ltd.    3,676,000   $   2,207,815
-----------------------------------------------------------------------------
                                                                $   2,207,815
-----------------------------------------------------------------------------

MACHINE TOOLS -- 0.5%

Wang Sing International                             3,000,000   $     628,224
-----------------------------------------------------------------------------
                                                                $     628,224
-----------------------------------------------------------------------------

OPTICAL SUPPLIES -- 0.4%

Sun Hing Vision Group Holdings Ltd.                 1,250,000   $     578,120
-----------------------------------------------------------------------------
                                                                $     578,120
-----------------------------------------------------------------------------

PUBLISHING -- 1.2%

Global China Group Holdings Ltd.                    6,234,000   $     512,569
Next Media, Ltd.(1)                                 2,502,000       1,108,950
-----------------------------------------------------------------------------
                                                                $   1,621,519
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 0.7%

Shun Tak Holdings Ltd.                              2,158,000   $     998,067
-----------------------------------------------------------------------------
                                                                $     998,067
-----------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 1.0%

Cafe de Coral Holdings Ltd.                         1,463,000   $   1,419,047
-----------------------------------------------------------------------------
                                                                $   1,419,047
-----------------------------------------------------------------------------

TOTAL HONG KONG
   (IDENTIFIED COST $8,500,342)                                 $  12,048,931
-----------------------------------------------------------------------------

INDIA -- 19.5%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUDIO / VIDEO PRODUCTS -- 0.1%

Mirc Electronics Ltd.                                 288,180   $     175,195
-----------------------------------------------------------------------------
                                                                $     175,195
-----------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%

Automotive Axles Ltd.                                 104,454   $     473,374
TVS Motor Co., Ltd.                                   736,240       1,623,520
-----------------------------------------------------------------------------
                                                                $   2,096,894
-----------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
BANKING AND FINANCE -- 3.2%

Corporation Bank                                      450,000   $   2,501,437
ING Vysya Bank Ltd.                                   168,201       1,947,874
-----------------------------------------------------------------------------
                                                                $   4,449,311
-----------------------------------------------------------------------------

DIVERSIFIED MINERALS -- 0.8%

Gujarat Mineral Development Corp., Ltd.               259,000   $   1,159,731
-----------------------------------------------------------------------------
                                                                $   1,159,731
-----------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 0.6%

Indian Rayon and Industries Ltd.                      200,000   $     846,690
-----------------------------------------------------------------------------
                                                                $     846,690
-----------------------------------------------------------------------------

DRUGS -- 6.6%

Cadila Healthcare Ltd.                                290,535   $   3,210,433
Divi's Laboratories Ltd.                               71,000       3,016,185
Matrix Laboratories Ltd.                               39,272       1,463,400
Sun Pharmaceutical Industries Ltd.                     98,705       1,413,641
-----------------------------------------------------------------------------
                                                                $   9,103,659
-----------------------------------------------------------------------------

ELECTRIC - GENERATION -- 1.0%

Alstom Projects India Ltd.                            501,000   $   1,311,339
-----------------------------------------------------------------------------
                                                                $   1,311,339
-----------------------------------------------------------------------------

ENGINEERING -- 1.6%

Siemens India Ltd.                                     99,343   $   2,198,569
-----------------------------------------------------------------------------
                                                                $   2,198,569
-----------------------------------------------------------------------------

ENTERTAINMENT -- 0.2%

Pritish Nandy Communications Ltd.                     320,000   $     252,548
-----------------------------------------------------------------------------
                                                                $     252,548
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 2.7%

Tata Tea Ltd.                                         439,195   $   3,469,577
United Breweries Holdings Ltd.(1)                     270,107         233,175
-----------------------------------------------------------------------------
                                                                $   3,702,752
-----------------------------------------------------------------------------

MACHINERY -- 0.5%

Ingersoll Rand (India) Ltd.                           136,651   $     693,904
-----------------------------------------------------------------------------
                                                                $     693,904
-----------------------------------------------------------------------------

PETROCHEMICAL -- 0.7%

Finolex Industries Ltd.                               881,500   $     994,818
-----------------------------------------------------------------------------
                                                                $     994,818
-----------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $18,570,139)                                $  26,985,410
-----------------------------------------------------------------------------

INDONESIA -- 2.8%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
BANKING AND FINANCE -- 1.1%

PT Bank Nisp Tbk                                    29,905,14   $   1,450,161
-----------------------------------------------------------------------------
                                                                $   1,450,161
-----------------------------------------------------------------------------

PACKAGING -- 1.0%

PT Dynaplast Tbk                                    6,565,000   $   1,397,635
-----------------------------------------------------------------------------
                                                                $   1,397,635
-----------------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS -- 0.7%

PT Unilever Indonesia Tbk                           2,523,000   $   1,014,571
-----------------------------------------------------------------------------
                                                                $   1,014,571
-----------------------------------------------------------------------------

TOTAL INDONESIA
   (IDENTIFIED COST $2,351,154)                                 $   3,862,367
-----------------------------------------------------------------------------

MALAYSIA -- 6.0%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
ELECTRIC - GENERATION -- 1.6%

Malakoff Berhad                                     1,392,200   $   2,161,574
-----------------------------------------------------------------------------
                                                                $   2,161,574
-----------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.3%

Ranhill Berhad                                        203,100   $     438,268
-----------------------------------------------------------------------------
                                                                $     438,268
-----------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES -- 1.1%

Yeo Aik Resources Berhad                            2,335,900   $   1,475,305
-----------------------------------------------------------------------------
                                                                $   1,475,305
-----------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
OFFICE SUPPLIES AND FORMS -- 0.9%

Asia File Corp. Berhad                                783,000   $   1,329,039
-----------------------------------------------------------------------------
                                                                $   1,329,039
-----------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 0.1%

Eastern Pacific Industrial Corp. Berhad               168,000   $     133,516
-----------------------------------------------------------------------------
                                                                $     133,516
-----------------------------------------------------------------------------

RETAIL - BUILDING PRODUCTS -- 1.2%

Engtex Group Berhad                                 1,392,000   $   1,611,789
-----------------------------------------------------------------------------
                                                                $   1,611,789
-----------------------------------------------------------------------------

WATER UTILITIES -- 0.8%

Salcon Berhad(1)                                    1,704,000   $   1,125,537
-----------------------------------------------------------------------------
                                                                $   1,125,537
-----------------------------------------------------------------------------

TOTAL MALAYSIA
   (IDENTIFIED COST $8,099,505)                                 $   8,275,028
-----------------------------------------------------------------------------

REPUBLIC OF KOREA -- 8.1%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUDIO / VIDEO PRODUCTS -- 1.0%

Hyundai Autonet Co., Ltd.                             551,000   $   1,309,562
-----------------------------------------------------------------------------
                                                                $   1,309,562
-----------------------------------------------------------------------------

COMMERCIAL SERVICES - FINANCE -- 0.6%

Korea Information Service, Inc.                        31,128   $     870,843
-----------------------------------------------------------------------------
                                                                $     870,843
-----------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.1%

HiCel Co., Ltd.                                       118,000   $     690,340
Sekonix Co., Ltd.                                      43,000         826,361
-----------------------------------------------------------------------------
                                                                $   1,516,701
-----------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.3%

NCsoft Corp.(1)                                        27,440   $   1,785,000
-----------------------------------------------------------------------------
                                                                $   1,785,000
-----------------------------------------------------------------------------

MANUFACTURING - SPECIAL -- 1.3%

STX Shipbuilding Co., Ltd.                            139,800   $   1,800,995
-----------------------------------------------------------------------------
                                                                $   1,800,995
-----------------------------------------------------------------------------

METALS -- 0.7%

Korea Zinc Co., Ltd.                                   41,380   $   1,027,463
-----------------------------------------------------------------------------
                                                                $   1,027,463
-----------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 0.6%

Sindo Ricoh Co.                                        16,430   $     884,370
-----------------------------------------------------------------------------
                                                                $     884,370
-----------------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS -- 1.5%

LG Household & Health Care Ltd.                        79,050   $   2,056,913
-----------------------------------------------------------------------------
                                                                $   2,056,913
-----------------------------------------------------------------------------

TOTAL REPUBLIC OF KOREA
   (IDENTIFIED COST $10,307,789)                                $  11,251,847
-----------------------------------------------------------------------------

SINGAPORE -- 16.5%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUTO AND PARTS -- 1.2%

Stamford Tyres Corp., Ltd.                          4,037,000   $   1,671,955
-----------------------------------------------------------------------------
                                                                $   1,671,955
-----------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 2.0%

Singapore Post Ltd.                                 6,128,000   $   2,699,956
-----------------------------------------------------------------------------
                                                                $   2,699,956
-----------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 2.0%

Tat Hong Holdings Ltd.                              7,514,000   $   2,780,919
-----------------------------------------------------------------------------
                                                                $   2,780,919
-----------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 1.3%

Noble Group Ltd.                                      762,000   $   1,808,477
-----------------------------------------------------------------------------
                                                                $   1,808,477
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT SUPPLIER -- 1.3%

Autron Corp., Ltd.                                  8,127,000   $   1,861,965
-----------------------------------------------------------------------------
                                                                $   1,861,965
-----------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
FOOD - RETAIL -- 2.6%

Dairy Farm International Holdings Ltd.              1,784,300   $   3,532,914
-----------------------------------------------------------------------------
                                                                $   3,532,914
-----------------------------------------------------------------------------

PLASTIC PRODUCTS -- 1.2%

Sunningdale Precision Industries Ltd.(1)            5,500,000   $   1,712,439
-----------------------------------------------------------------------------
                                                                $   1,712,439
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 0.2%

Hersing Corp., Ltd.                                 2,276,000   $     233,984
-----------------------------------------------------------------------------
                                                                $     233,984
-----------------------------------------------------------------------------

REITS -- 0.9%

CapitaMall Trust                                    1,577,000   $   1,306,253
-----------------------------------------------------------------------------
                                                                $   1,306,253
-----------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.4%

MobileOne Ltd.                                      2,109,000   $   1,920,370
-----------------------------------------------------------------------------
                                                                $   1,920,370
-----------------------------------------------------------------------------

TRANSPORT - MARINE -- 2.4%

Ezra Holdings Ltd.                                  1,255,000   $     906,829
Jaya Holdings Ltd.                                  4,891,000       2,356,070
-----------------------------------------------------------------------------
                                                                $   3,262,899
-----------------------------------------------------------------------------

TOTAL SINGAPORE
   (IDENTIFIED COST $18,483,410)                                $  22,792,131
-----------------------------------------------------------------------------

SRI LANKA -- 2.7%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 2.4%

Aitken Spence and Co., Ltd.                           539,400   $   1,504,641
John Keells Holdings Ltd.                           1,589,472       1,773,514
-----------------------------------------------------------------------------
                                                                $   3,278,155
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 0.3%

Distilleries Co. of Sri Lanka Ltd.                  1,975,000   $     470,787
-----------------------------------------------------------------------------
                                                                $     470,787
-----------------------------------------------------------------------------

TOTAL SRI LANKA
   (IDENTIFIED COST $2,828,271)                                 $   3,748,942
-----------------------------------------------------------------------------

TAIWAN -- 12.4%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
BANKING AND FINANCE -- 1.5%

Polaris Securities Co., Ltd.(1)                     3,180,000   $   2,059,301
-----------------------------------------------------------------------------
                                                                $   2,059,301
-----------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 0.8%

Taiwan Secom Co., Ltd.                              1,040,000   $   1,166,122
-----------------------------------------------------------------------------
                                                                $   1,166,122
-----------------------------------------------------------------------------

CHEMICALS - PLASTICS -- 1.5%

Formosa Plastics Corp.                              1,267,000   $   2,051,207
-----------------------------------------------------------------------------
                                                                $   2,051,207
-----------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 0.7%

LITE-ON IT Corp.                                      277,000   $     963,334
-----------------------------------------------------------------------------
                                                                $     963,334
-----------------------------------------------------------------------------

ELECTRONIC PARTS & COMPONENTS -- 2.8%

Synnex Technology International Corp.               1,255,000   $   2,182,282
Topco Scientific Co., Ltd.                            610,000       1,682,506
-----------------------------------------------------------------------------
                                                                $   3,864,788
-----------------------------------------------------------------------------

ENTERTAINMENT -- 1.1%

Advanced International Multitech Co., Ltd.            468,000   $   1,522,350
-----------------------------------------------------------------------------
                                                                $   1,522,350
-----------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 1.9%

Johnson Health Tech Co., Ltd.                         561,000   $   1,320,297
Kang NA Hsiung Enterprise                           2,682,000       1,326,728
-----------------------------------------------------------------------------
                                                                $   2,647,025
-----------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 1.2%

Premier Image Technology Corp.                        974,000   $   1,635,257
-----------------------------------------------------------------------------
                                                                $   1,635,257
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 0.9%

Sinyi Realty Co.                                      468,000   $   1,339,949
-----------------------------------------------------------------------------
                                                                $   1,339,949
-----------------------------------------------------------------------------

TOTAL TAIWAN
   (IDENTIFIED COST $16,505,636)                                $  17,249,333
-----------------------------------------------------------------------------

                        See notes to financial statements

THAILAND -- 14.1%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
APPLIANCES -- 1.7%

Mida Assets PCL                                     3,199,000   $   2,422,251
-----------------------------------------------------------------------------
                                                                $   2,422,251
-----------------------------------------------------------------------------

BANKING AND FINANCE -- 3.4%

Bank of Asia PCL(1)                                12,916,600   $   1,643,752
Bankthai PCL                                        6,469,100       1,276,038
Tisco Finance PCL(1)                                2,368,000       1,838,229
-----------------------------------------------------------------------------
                                                                $   4,758,019
-----------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.5%

Vanachai Group PCL                                  1,964,000   $     684,826
-----------------------------------------------------------------------------
                                                                $     684,826
-----------------------------------------------------------------------------

COMMERCIAL SERVICES - FINANCE -- 1.5%

Siam Panich Leasing PCL                             2,151,200   $   2,080,570
-----------------------------------------------------------------------------
                                                                $   2,080,570
-----------------------------------------------------------------------------

ENGINEERING -- 1.1%

Power Line Engineering PCL                          3,614,100   $   1,480,962
-----------------------------------------------------------------------------
                                                                $   1,480,962
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 1.4%

Serm Suk PCL                                          400,000   $     277,424
Thai Vegetable Oil PCL                              4,458,100       1,633,918
-----------------------------------------------------------------------------
                                                                $   1,911,342
-----------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.9%

Millennium Steel PCL(1)                            18,700,000   $   1,189,870
-----------------------------------------------------------------------------
                                                                $   1,189,870
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 1.8%

Central Pattana Public Co., Ltd.                    1,961,500   $   2,483,701
-----------------------------------------------------------------------------
                                                                $   2,483,701
-----------------------------------------------------------------------------

RETAIL - MAJOR DEPARTMENT STORE -- 0.8%

Robinson Department Store PCL(1)                   11,406,000   $   1,161,212
-----------------------------------------------------------------------------
                                                                $   1,161,212
-----------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.0%

Telecomasia Corp. PCL(1)                            6,290,000   $   1,408,806
-----------------------------------------------------------------------------
                                                                $   1,408,806
-----------------------------------------------------------------------------

TOTAL THAILAND
   (IDENTIFIED COST $18,268,086)                                $  19,581,559
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $105,441,816)                               $ 128,264,676
-----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 92.6%
   (IDENTIFIED COST $105,441,816)                               $ 128,264,676
-----------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 7.4%                          $  10,262,347
-----------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 138,527,023
-----------------------------------------------------------------------------

(1) Non-income producing security.

                        See notes to financial statements

ASIAN SMALL COMPANIES PORTFOLIO as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value (identified cost, $105,441,816)                         $   128,264,676
Cash                                                                                2,091,816
Foreign currency, at value (identified cost, $4,645,435)                            4,632,881
Receivable for investments sold                                                     6,873,714
Interest and dividends receivable                                                     130,567
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $   141,993,654
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $     3,194,523
Accrued expenses                                                                      272,108
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $     3,466,631
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $   138,527,023
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $   115,983,642
Net unrealized appreciation (computed on the basis of identified cost)             22,543,381
---------------------------------------------------------------------------------------------
TOTAL                                                                         $   138,527,023
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends                                                                     $       691,187
Interest                                                                               10,357
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $       701,544
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $       403,594
Administration fee                                                                    133,845
Trustees' fees and expenses                                                             8,720
Custodian fee                                                                         167,325
Legal and accounting services                                                          15,956
Miscellaneous                                                                           4,739
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       734,179
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           $       (32,635)
---------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $    19,966,738
   Foreign currency and forward foreign currency exchange
   contract transactions                                                              (90,805)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $    19,875,933
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $     6,202,664
   Foreign currency and forward foreign currency exchange contracts                   (19,007)
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $     6,183,657
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $    26,059,590
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    26,026,955
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
INCREASE (DECREASE)                               FEBRUARY 29, 2004     YEAR ENDED
IN NET ASSETS                                     (UNAUDITED)           AUGUST 31, 2003
------------------------------------------------------------------------------------------
FROM OPERATIONS --
   Net investment income (loss)                   $          (32,635)   $          796,730
   Net realized gain                                      19,875,933             4,349,951
   Net change in unrealized
      appreciation (depreciation)                          6,183,657             9,427,444
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $       26,026,955    $       14,574,125
------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                  $       53,774,087    $       28,098,702
   Withdrawals                                           (10,111,190)          (30,082,477)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                           $       43,662,897    $       (1,983,775)
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        $       69,689,852    $       12,590,350
------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                            $       68,837,171    $       56,246,821
------------------------------------------------------------------------------------------
AT END OF PERIOD                                  $      138,527,023    $       68,837,171
------------------------------------------------------------------------------------------

                       See notes to financial statements

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ----------------------------------------------------------
                                                      (UNAUDITED)          2003       2002          2001        2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   1.37%(2)       1.52%       1.50%        1.47%       1.34%        0.85%
   Expenses after custodian fee reduction                     1.37%(2)       1.52%       1.47%        1.19%       1.13%        0.85%
   Net investment income (loss)                              (0.06)%(2)      1.52%      (0.24)%       0.58%      (0.31)%       1.32%
Portfolio Turnover                                              78%           112%         83%         109%        112%         105%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              30.32%         32.17%      21.32%          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $ 138,527       $ 68,837   $  56,247    $  44,084   $  64,295    $  28,485
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

                        See notes to financial statements

ASIAN SMALL COMPANIES PORTFOLIO as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004, the Eaton Vance Asian Small Companies Fund held an approximate 33.2% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   D INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the adviser fee amounted to $403,594. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the administrative fee amounted to $133,845. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $103,551,329 and $69,851,120, respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, are as follows:

   AGGREGATE COST                           $ 105,441,816
   -------------------------------------------------------
   Gross unrealized appreciation            $  26,124,518
   Gross unrealized depreciation               (3,301,658)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION              $  22,822,860
   -------------------------------------------------------

   The net unrealized depreciation on currency was $20,041.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

6  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 29, 2004 there were no outstanding obligations under these financial instruments.

INVESTMENT MANAGEMENT

ASIAN SMALL COMPANIES PORTFOLIO

        OFFICERS
        Hon. Robert Lloyd George
        President and Trustee

        James B. Hawkes
        Vice President and Trustee

        Kooi Cho Yu
        Portfolio Manager

        William Walter Raleigh Kerr
        Vice President and Assistant Treasurer

        William J. Austin, Jr.
        Treasurer

        Alan R. Dynner
        Secretary

        TRUSTEES
        Jessica M. Bibliowicz

        Edward K.Y. Chen

        Samuel L. Hayes, III

        William H. Park

        Ronald A. Pearlman

        Norton H. Reamer

        Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASIAN SMALL COMPANIES PORTFOLIO


By:    /S/ Hon. Robert Lloyd George
       --------------------------------
       Hon. Robert Lloyd George
       President


Date:      April 13, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ William J. Austin Jr.
       --------------------------------
       William J. Austin Jr.
       Treasurer


Date:  April 13, 2004
       --------------


By:    /S/ William J. Austin Jr.
       --------------------------------
       Hon. Robert Lloyd George
       President


Date:  April 13, 2004
       --------------